AMERICAN LIFE

                             SEPARATE ACCOUNT NO. 3
                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2003

   This report is not to be construed as an offering for sale of any Variable Product. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                                    CONTENTS

                                                                            Page
                                                                            ----
Semi-Annual Report of American Life Separate Account No. 3:

   Statement of Assets and Liabilities ....................................    2

   Statement of Operations ................................................    4

   Statements of Changes in Net Assets ....................................    6

   Financial Highlights ...................................................    9

   Notes to Financial Statements ..........................................   14

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                       STATEMENT OF ASSETS AND LIABILITIES
                            June 30, 2003 (Unaudited)

                                                                                       Investment Company
                                                              ---------------------------------------------------------------------
                                                                Money           All          Equity          Mid-Cap
                                                               Market         America         Index       Equity Index       Bond
                                                                Fund           Fund           Fund            Fund           Fund
                                                              --------       --------        --------       --------       --------
ASSETS:
Investments in Mutual of America Investment
   Corporation at market value
   (Cost:
   Money Market Fund -- $1,247
   All America Fund -- $19,460
   Equity Index Fund -- $36,497
   Mid-Cap Equity Index Fund -- $41
   Bond Fund -- $1,974)
   (Notes 1 and 2) ....................................       $  1,252       $ 13,427        $ 25,610       $     38       $  1,837
Due From (To) General Account .........................              9           (211)          1,935             33           (101)
                                                              --------       --------        --------       --------       --------
NET ASSETS ............................................       $  1,261       $ 13,216        $ 27,545       $     71       $  1,736
                                                              ========       ========        ========       ========       ========
UNIT VALUE AT JUNE 30, 2003 ...........................       $   2.30       $   6.63        $   2.29       $   1.18       $   4.00
                                                              ========       ========        ========       ========       ========
NUMBER OF UNITS OUTSTANDING AT
   JUNE 30, 2003 ......................................            549          1,993          12,019             60            434
                                                              ========       ========        ========       ========       ========
                                                                                              Investment Company
                                                                         -----------------------------------------------------------
                                                                                                                          Aggressive
                                                                         Short-Term        Mid-Term         Composite       Equity
                                                                          Bond Fund        Bond Fund          Fund           Fund
                                                                         ----------        ---------        ---------     ----------
ASSETS:
Investments in Mutual of America Investment
   Corporation at market value
   (Cost:
   Short-Term Bond Fund -- $225
   Mid-Term Bond Fund -- $68
   Composite Fund -- $19,528
   Aggressive Equity Fund -- $32,312)
   (Notes 1 and 2) ...............................................         $   224          $    81          $14,873         $23,653
Due From (To) Mutual of America General Account ..................             (27)              (4)             410             212
                                                                           -------          -------          -------         -------
NET ASSETS .......................................................         $   197          $    77          $15,283         $23,865
                                                                           =======          =======          =======         =======
UNIT VALUE AT JUNE 30, 2003 ......................................         $  1.52          $  1.68          $  4.72         $  2.15
                                                                           =======          =======          =======         =======
NUMBER OF UNITS OUTSTANDING AT
   JUNE 30, 2002 30, 2003 ........................................             130               46            3,238          11,117
                                                                           =======          =======          =======         =======

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                       STATEMENT OF ASSETS AND LIABILITIES
                            June 30, 2003 (Unaudited)

                                                                                                                          American
                                                                                             Scudder                      Century
                                                                        ----------------------------------------------  ------------
                                                                                           Capital                       VP Capital
                                                                           Bond            Growth        International  Appreciation
                                                                           Fund             Fund             Fund           Fund
                                                                        ----------        ---------      -------------  ------------
ASSETS:
Investments in Scudder Portfolios and
   American Century VP Capital Appreciation
   Fund at market value (Cost:
   Scudder Bond Fund -- $1,427
   Scudder Capital Growth Fund -- $70,056
   Scudder International Fund -- $12,007
   American Century VP
     Capital Appreciation Fund -- $25,292)
   (Notes 1 and 2) ...............................................        $ 1,048          $36,832          $ 5,244         $15,771
Due From (To) General Account ....................................            116            3,542              589           1,264
                                                                          -------          -------          -------         -------
NET ASSETS .......................................................        $ 1,164          $40,374          $ 5,833         $17,035
                                                                          =======          =======          =======         =======
UNIT VALUE AT JUNE 30, 2003 ......................................        $ 16.20          $ 26.87          $ 11.67         $ 11.16
                                                                          =======          =======          =======         =======
NUMBER OF OUTSTANDING UNITS AT
   JUNE 30, 2003 .................................................             72            1,502              500           1,526
                                                                          =======          =======          =======         =======

                                                                        Calvert                        Fidelity
                                                                       --------       ----------------------------------------------
                                                                        Social             VIP            VIP II         VIP II
                                                                       Balanced       Equity-Income       Contra      Asset Manager
                                                                         Fund             Fund             Fund           Fund
                                                                       --------       -------------       -------     -------------
ASSETS:
Investments in Calvert Responsibly
   Invested Portfolio and Fidelity
   Portfolios at market value
   (Cost:
   Calvert Social Balanced Fund -- $12,990
   VIP Equity-Income Fund -- $33,414
   VIP II Contra Fund -- $18,637
   VIP II Asset Manager Fund -- $19,814)
   (Notes 1 and 2) ...............................................       $ 9,229          $19,961          $14,498         $14,090
Due From (To) General Account ....................................         1,116            1,346            1,420             223
                                                                         -------          -------          -------         -------
NET ASSETS .......................................................       $10,345          $21,307          $15,918         $14,313
                                                                         =======          =======          =======         =======
UNIT VALUE AT JUNE 30, 2003 ......................................       $  2.82          $ 29.65          $ 25.40         $ 23.75
                                                                         =======          =======          =======         =======
NUMBER OF UNITS OUTSTANDING AT
   JUNE 30, 2003 .................................................         3,674              719              627             603
                                                                         =======          =======          =======         =======

The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                             STATEMENT OF OPERATIONS
               For the Six Months Ended June 30, 2003 (Unaudited)

                                                                                           Investment Company
                                                                     ---------------------------------------------------------------
                                                                                                                         Mid-Cap
                                                                     Money Market      All America     Equity Index    Equity Index
                                                                         Fund             Fund             Fund            Fund
                                                                     ------------      -----------     ------------    ------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income ............................................         $    --          $    --          $    --         $   --
                                                                        -------          -------          -------         ------
Expenses (Note 3):
   Fees and administrative expenses ...........................              23              124              214             --
                                                                        -------          -------          -------         ------
NET INVESTMENT INCOME (LOSS) ..................................             (23)            (124)            (214)            --
                                                                        -------          -------          -------         ------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 1):
Net realized gain (loss) on investments .......................              (4)            (498)            (428)            --
Net unrealized appreciation (depreciation)
   of investments .............................................               9              938            1,329              2
                                                                        -------          -------          -------         ------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS .............................................               5              440              901              2
                                                                        -------          -------          -------         ------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ..................................         $   (18)         $   316          $   687         $    2
                                                                        =======          =======          =======         ======

                                                                                        Investment Company
                                                              --------------------------------------------------------------------
                                                                                                                         Aggressive
                                                                Bond        Short-Term       Mid-Term      Composite       Equity
                                                                Fund         Bond Fund       Bond Fund       Fund           Fund
                                                              --------      ----------      ----------     ---------       -------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income ....................................       $     --       $     --        $     --       $     --       $    --
                                                              --------       --------        --------       --------       -------
Expenses (Note 3):
   Fees and administrative expenses ...................             47              2              --            218           151
                                                              --------       --------        --------       --------       -------
NET INVESTMENT INCOME (LOSS) ..........................            (47)            (2)             --           (218)         (151)
                                                              --------       --------        --------       --------       -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 1):
Net realized gain on investments ......................            (14)            --               1           (584)         (154)
Net unrealized appreciation (depreciation)
   of investments .....................................            101             --               2          1,009         1,331
                                                              --------       --------        --------       --------       -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS .....................................             87             --               3            425         1,177
                                                              --------       --------        --------       --------       -------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ..........................       $     40       $     (2)       $      3       $    207       $ 1,026
                                                              ========       ========        ========       ========       =======

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                             STATEMENT OF OPERATIONS
               For the Six Months Ended June 30, 2003 (Unaudited)

                                                                                          Scudder                      Century
                                                                        -------------------------------------------  ------------
                                                                                         Capital                      VP Capital
                                                                         Bond            Growth       International  Appreciation
                                                                         Fund             Fund            Fund           Fund
                                                                        -------          -------      -------------  ------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income ...............................................      $    --          $    --          $    --         $    --
                                                                        -------          -------          -------         -------
Expenses (Note 3):
   Fees and administrative expenses ..............................           10              201               24              75
                                                                        -------          -------          -------         -------
NET INVESTMENT INCOME (LOSS) .....................................          (10)            (201)             (24)            (75)
                                                                        -------          -------          -------         -------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS (Note 1):
Net realized gain (loss) on investments ..........................           --               --               --              --
Net unrealized appreciation (depreciation)
   of investments ................................................           36            1,785             (111)            347
                                                                        -------          -------          -------         -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS ................................................           36            1,785             (111)            347
                                                                        -------          -------          -------         -------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .....................................      $    26          $ 1,584          $  (135)        $   272
                                                                        =======          =======          =======         =======
                                                                         Calvert                        Fidelity
                                                                        --------       ---------------------------------------------
                                                                         Social             VIP            VIP II         VIP II
                                                                        Balanced       Equity-Income       Contra      Asset Manager
                                                                          Fund             Fund             Fund           Fund
                                                                        --------       -------------       -------     -------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income .............................................         $    --          $   401          $    69        $   508
                                                                         -------          -------          -------        -------
Expenses (Note 3):
   Fees and administrative expenses ............................              65              188              101            106
                                                                         -------          -------          -------        -------
NET INVESTMENT INCOME (LOSS) ...................................             (65)             213              (32)           402
                                                                         -------          -------          -------        -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 1):
Net realized gain (loss) on investments ........................              --             (865)              --             --
Net unrealized appreciation (depreciation)
   of investments ..............................................             378              747              610             94
                                                                         -------          -------          -------        -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS ..............................................             378             (118)             610             94
                                                                         -------          -------          -------        -------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...................................         $   313          $    95          $   578        $   496
                                                                         =======          =======          =======        =======

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    Investment Company
                                                 -----------------------------------------------------------------------------------
                                                      Money Market Fund           All America Fund           Equity Index Fund
                                                 --------------------------- --------------------------- ---------------------------
                                                  For the Six    For the      For the Six    For the      For the Six     For the
                                                 Months Ended   Year Ended    Months Ended  Year Ended    Months Ended  Year Ended
                                                 June 30, 2003  December 31, June 30, 2003  December 31, June 30, 2003  December 31,
                                                  (Unaudited)      2002       (Unaudited)      2002       (Unaudited)      2002
                                                 -------------  ------------ -------------  ------------ -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ..............     $    (23)     $    (32)     $   (124)     $   (189)     $   (214)     $     (5)
   Net realized gain (loss) on
     investments .............................           (4)          (13)         (498)       (3,657)         (428)       (2,942)
   Net unrealized appreciation
     (depreciation) of investments ...........            9            11           938          (652)        1,329        (4,324)
                                                   --------      --------      --------      --------      --------      --------
Net Increase (Decrease) in net assets
   resulting from operations .................          (18)          (34)          316        (4,498)          687        (7,271)
                                                   --------      --------      --------      --------      --------      --------
From Unit Transactions:
   Contributions .............................          482           630         1,285         3,239         3,181         7,548
   Withdrawals ...............................           --            --            --          (378)           --           (95)
   Net Transfers .............................         (213)         (415)       (1,483)       (7,876)          (68)      (10,997)
                                                   --------      --------      --------      --------      --------      --------
Net Increase (Decrease) from unit
   transactions ..............................          269           215          (198)       (5,015)        3,113        (3,544)
                                                   --------      --------      --------      --------      --------      --------
NET INCREASE (DECREASE) IN
   NET ASSETS ................................          251           181           118        (9,513)        3,800       (10,815)
NET ASSETS:
Beginning of Period/Year .....................        1,010           829        13,098        22,611        23,745        34,560
                                                   --------      --------      --------      --------      --------      --------
End of Period/Year ...........................     $  1,261      $  1,010      $ 13,216      $ 13,098      $ 27,545      $ 23,745
                                                   ========      ========      ========      ========      ========      ========

                                                                                   Investment Company
                                                 -----------------------------------------------------------------------------------
                                                          Mid-Cap                                                  Short-Term
                                                     Equity Index Fund                Bond Fund                    Bond Fund
                                                 --------------------------- --------------------------- ---------------------------
                                                  For the Six    For the      For the Six    For the      For the Six     For the
                                                 Months Ended   Year Ended    Months Ended  Year Ended    Months Ended  Year Ended
                                                 June 30, 2003  December 31, June 30, 2003  December 31, June 30, 2003  December 31,
                                                  (Unaudited)      2002       (Unaudited)      2002       (Unaudited)      2002
                                                 -------------  ------------ -------------  ------------ -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ...............    $     --      $     34      $    (47)     $     37      $     (2)     $      3
   Net realized gain (loss) on investments ....          --          (928)          (14)          (72)           --            --
   Net unrealized appreciation
     (depreciation) of investments ............           2            --           101            45            --             4
                                                   --------      --------      --------      --------      --------      --------
Net Increase (Decrease) in net assets
   resulting from operations ..................           2          (894)           40            10            (2)            7
                                                   --------      --------      --------      --------      --------      --------
From Unit Transactions:
   Contributions ..............................          --           242           333           706            28            54
   Withdrawals ................................          --            --            --           (10)           --            --
   Net Transfers ..............................           6           714          (231)         (749)          (14)          (22)
                                                   --------      --------      --------      --------      --------      --------
Net Increase (Decrease) from unit
   transactions ...............................           6           956           102           (53)           14            32
                                                   --------      --------      --------      --------      --------      --------
NET INCREASE (DECREASE) IN
   NET ASSETS .................................           8            62           142           (43)           12            39
NET ASSETS:
Beginning of Period/Year ......................          63             1         1,594         1,637           185           146
                                                   --------      --------      --------      --------      --------      --------
End of Period/Year ............................    $     71      $     63      $  1,736      $  1,594      $    197      $    185
                                                   ========      ========      ========      ========      ========      ========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  Investment Company
                                                 -----------------------------------------------------------------------------------
                                                          Mid-Term                                                Aggressive
                                                         Bond Fund                 Composite Fund                Equity Fund
                                                 --------------------------- --------------------------- ---------------------------
                                                  For the Six    For the      For the Six    For the      For the Six     For the
                                                 Months Ended   Year Ended    Months Ended  Year Ended    Months Ended  Year Ended
                                                 June 30, 2003  December 31, June 30, 2003  December 31, June 30, 2003  December 31,
                                                  (Unaudited)      2002       (Unaudited)      2002       (Unaudited)      2002
                                                 -------------  ------------ -------------  ------------ -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ................   $     --      $      1      $   (218)     $     70      $   (151)     $   (342)
   Net realized gain (loss) on
     investments ...............................          1            --          (584)       (1,663)         (154)       (1,184)
   Net unrealized appreciation
     (depreciation) of investments .............          2             4         1,009          (238)        1,331        (4,011)
                                                   --------      --------      --------      --------      --------      --------
Net Increase (Decrease) in net assets
   resulting from operations ...................          3             5           207        (1,831)        1,026        (5,537)
                                                   --------      --------      --------      --------      --------      --------
From Unit Transactions:
   Contributions ...............................        161           329         1,530         3,196         1,833         4,172
   Withdrawals .................................         --            --            --          (388)          (49)       (1,001)
   Net Transfers ...............................       (173)         (334)       (1,757)       (5,285)       (1,029)       (9,522)
                                                   --------      --------      --------      --------      --------      --------
Net Increase (Decrease) from unit
   transactions ................................        (12)           (5)         (227)       (2,477)          755        (6,351)
                                                   --------      --------      --------      --------      --------      --------
NET INCREASE (DECREASE) IN
   NET ASSETS ..................................         (9)           --           (20)       (4,308)        1,781       (11,888)
NET ASSETS:
Beginning of Period/Year .......................         86            86        15,303        19,611        22,084        33,972
                                                   --------      --------      --------      --------      --------      --------
End of Period/Year .............................   $     77      $     86      $ 15,283      $ 15,303      $ 23,865      $ 22,084
                                                   ========      ========      ========      ========      ========      ========
                                                                                       Scudder
                                                 -----------------------------------------------------------------------------------
                                                          Bond Fund              Capital Growth Fund         International Fund
                                                 --------------------------- --------------------------- ---------------------------
                                                  For the Six    For the      For the Six    For the      For the Six     For the
                                                 Months Ended   Year Ended    Months Ended  Year Ended    Months Ended  Year Ended
                                                 June 30, 2003  December 31, June 30, 2003  December 31, June 30, 2003  December 31,
                                                  (Unaudited)      2002       (Unaudited)      2002       (Unaudited)      2002
                                                 -------------  ------------ -------------  ------------ -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ...............    $    (10)     $     41      $   (201)     $   (310)     $    (24)     $     --
   Net realized gain (loss) on
     investments ..............................          --            --            --          (523)           --          (850)
   Net unrealized appreciation
     (depreciation) of investments ............          36            15         1,785       (13,570)         (111)         (417)
                                                   --------      --------      --------      --------      --------      --------
Net Increase (Decrease) in net assets
   resulting from operations ..................          26            56         1,584       (14,403)         (135)       (1,267)
                                                   --------      --------      --------      --------      --------      --------
From Unit Transactions:
   Contributions ..............................          31           271         2,749         6,468           709         1,506
   Withdrawals ................................          --            --          (210)       (1,548)         (471)         (246)
   Net Transfers ..............................         (29)         (155)        1,017        (3,791)          250        (1,129)
                                                   --------      --------      --------      --------      --------      --------
Net Increase (Decrease) from unit
   transactions ...............................           2           116         3,556         1,129           488           131
                                                   --------      --------      --------      --------      --------      --------
NET INCREASE (DECREASE) IN
   NET ASSETS .................................          28           172         5,140       (13,274)          353        (1,136)
NET ASSETS:
Beginning of Period/Year ......................       1,136           964        35,234        48,508         5,480         6,616
                                                   --------      --------      --------      --------      --------      --------
End of Period/Year ............................    $  1,164      $  1,136      $ 40,374      $ 35,234      $  5,833      $  5,480
                                                   ========      ========      ========      ========      ========      ========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         American Century Calvert
                                                                     ---------------------------------------------------------------
                                                                      VP Capital Appreciation Fund         Social Balanced Fund
                                                                     ------------------------------    -----------------------------
                                                                      For the Six        For the        For the Six      For the
                                                                     Months Ended      Year Ended      Months Ended     Year Ended
                                                                     June 30, 2003     December 31,    June 30, 2003    December 31,
                                                                      (Unaudited)         2002          (Unaudited)        2002
                                                                     -------------     ------------    -------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income .......................................        $   (75)         $  (136)         $   (65)        $   128
   Net realized gain (loss) on investments .....................             --               --               --              --
   Net unrealized appreciation (depreciation) of investments ...            347           (3,355)             378          (1,374)
                                                                        -------          -------          -------         -------
Net Increase (Decrease) in net assets resulting
   from operations .............................................            272           (3,491)             313          (1,246)
                                                                        -------          -------          -------         -------
From Unit Transactions:
   Contributions ...............................................          1,969            3,936              827           1,971
   Withdrawals .................................................           (279)              --             (392)            (85)
   Net Transfers ...............................................            553             (191)             361          (1,024)
                                                                        -------          -------          -------         -------
Net Increase (Decrease) from unit transactions .................          2,243            3,745              796             862
                                                                        -------          -------          -------         -------
NET INCREASE (DECREASE) IN NET ASSETS ..........................          2,515              254            1,109            (384)
NET ASSETS:
Beginning of Period/Year .......................................         14,520           14,266            9,236           9,620
                                                                        -------          -------          -------         -------
End of Period/Year .............................................        $17,035          $14,520          $10,345         $ 9,236
                                                                        =======          =======          =======         =======

                                                                                      Fidelity
                                                 -----------------------------------------------------------------------------------
                                                   VIP Equity Income Fund         VIP II Contra Fund      VIP II Asset Manager Fund
                                                 --------------------------- --------------------------- ---------------------------
                                                  For the Six    For the      For the Six    For the      For the Six     For the
                                                 Months Ended   Year Ended    Months Ended  Year Ended    Months Ended  Year Ended
                                                 June 30, 2003  December 31, June 30, 2003  December 31, June 30, 2003  December 31,
                                                  (Unaudited)      2002       (Unaudited)      2002       (Unaudited)      2002
                                                 -------------  ------------ -------------  ------------ -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ...............    $    213      $    567      $    (32)     $    (75)     $    402      $    299
   Net realized gain (loss) on
     investments ..............................        (865)       (2,368)           --          (650)           --          (333)
   Net unrealized appreciation
     (depreciation) of investments ............         747        (3,339)          610          (830)           94        (1,483)
                                                   --------      --------      --------      --------      --------      --------
Net Increase (Decrease) in net assets
   resulting from operations ..................          95        (5,140)          578        (1,555)          496        (1,517)
                                                   --------      --------      --------      --------      --------      --------
From Unit Transactions:
   Contributions ..............................       1,385         3,132         1,196         2,873         1,254         2,959
   Withdrawals ................................          --        (2,108)          (21)         (115)           --          (791)
   Net Transfers ..............................      (1,043)       (4,908)         (429)       (5,234)         (643)       (2,869)
                                                   --------      --------      --------      --------      --------      --------
Net Increase (Decrease) from unit
   transactions ...............................         342        (3,884)          746        (2,476)          611          (701)
                                                   --------      --------      --------      --------      --------      --------
NET INCREASE (DECREASE) IN
   NET ASSETS .................................         437        (9,024)        1,324        (4,031)        1,107        (2,218)
NET ASSETS:
Beginning of Period/Year ......................      20,870        29,894        14,594        18,625        13,206        15,424
                                                   --------      --------      --------      --------      --------      --------
End of Period/Year ............................    $ 21,307      $ 20,870      $ 15,918      $ 14,594      $ 14,313      $ 13,206
                                                   ========      ========      ========      ========      ========      ========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                              FINANCIAL HIGHLIGHTS

      Pursuant to the provisions of the AICPA Audit and Accounting Guide for Investment Companies ("Guide"), disclosure of per unit data and other supplemental data is presented in the form of a financial highlights section accompanying the financial statements. The Guide requires the data be presented for fiscal years beginning after December 15, 2000. Consequently, the financial highlights section which follows limits the required disclosures to the six months ended June 30, 2003 and the years ended December31, 2002 and 2001. Data shown for any of the preceding three years (1998-2000) was previously disclosed in the "Notes to Financial Statements -- Financial Highlights" following the financial statements.

                                                    Investment Company Money Market Fund
                                  ---------------------------------------------------------------
                                  Six Months
                                   Ended
                                  June 30,                   Years Ended December 31,
SELECTED PER UNIT AND               2003        -------------------------------------------------
SUPPLEMENTARY DATA:              (Unaudited)      2002        2001      2000      1999      1998
-------------------              -----------    -------      ------     ----      -----     -----
Unit value, beginning of year .    $ 2.30       $ 2.28       $2.22      $2.11     $2.03     $1.95
                                   ======       ======       =====      =====     =====     =====
Unit value, end of year .......    $ 2.30       $ 2.30       $2.28      $2.22     $2.11     $2.03
                                   ======       ======       =====      =====     =====     =====
Units outstanding, beginning
  of period/year (1) ..........       440          363         455
Units Issued (1) ..............       210          275         170
Units Redeemed (1) ............      (101)        (198)       (262)
                                   ------       ------       -----
Units outstanding, end
  of period/year ..............       549          440         363        455     5,096     3,113
                                   ======       ======       =====      =====     =====     =====
Net Assets (1) ................    $1,261       $1,010       $ 829
                                   ======       ======       =====
Expense Ratio (A) (1) .........     0.90%        0.90%       0.90%
                                   ======       ======       =====
Investment Income Ratio (B) (1)        --         1.6%        4.7%
                                   ======       ======       =====
Total Return (C) (1) ..........      0.0%         0.6%        3.0%
                                   ======       ======       =====

                                                     Investment Company All America Fund
                                 -----------------------------------------------------------------------------
                                 Six Months
                                    Ended
                                   June 30,                         Years Ended December 31,
SELECTED PER UNIT AND                2003      ---------------------------------------------------------------
SUPPLEMENTARY DATA:              (Unaudited)     2002          2001          2000         1999         1998
-------------------              -----------   -------       -------       -------      -------       -------
Unit value, beginning of year .    $  5.96     $  7.74       $  9.46       $10.05       $  8.09       $  6.76
                                   =======     =======       =======       ======       =======       =======
Unit value, end of year .......    $  6.63     $  5.96       $  7.74       $ 9.46       $ 10.05       $  8.09
                                   =======     =======       =======       ======       =======       =======
Units outstanding, beginning
  of period/year (1) ..........      2,199       2,921         6,306
Units Issued (1) ..............        352         859         1,997
Units Redeemed (1) ............       (558)     (1,581)       (5,382)
                                   -------     -------       -------
Units outstanding, end
  of period/year ..............      1,993       2,199         2,921        6,306       120,656       105,770
                                   =======     =======       =======       ======       =======       =======
Net Assets (1) ................    $13,216     $13,098       $22,611
                                   =======     =======       =======
Expense Ratio (A) (1) .........      0.90%       0.90%         0.90%
                                   =======     =======       =======
Investment Income Ratio (B) (1)         --        0.8%          0.3%
                                   =======     =======       =======
Total Return (C) (1) ..........      11.4%      -23.1%        -18.1%
                                   =======     =======       =======


                                                     Investment Company Equity Index Fund
                                 -----------------------------------------------------------------------------
                                 Six Months
                                    Ended
                                   June 30,                     Years Ended December 31,
SELECTED PER UNIT AND                2003      ---------------------------------------------------------------
SUPPLEMENTARY DATA:              (Unaudited)     2002          2001          2000         1999         1998
-------------------              -----------   -------       -------       -------      -------       -------
Unit value, beginning of
  period/year .................    $  2.06     $  2.67       $  3.07       $ 3.41       $  2.86       $  2.26
                                   =======     =======       =======       ======       =======       =======
Unit value, end of
  period/year .................    $  2.29     $  2.06       $  2.67       $ 3.07       $  3.41       $  2.86
                                   =======     =======       =======       ======       =======       =======
Units outstanding, beginning
  of period/year ..............     11,507      12,924        17,036
Units Issued (1) ..............      1,644       6,404         7,648
Units Redeemed (1) ............     (1,132)     (7,821)      (11,760)
                                   -------     -------       -------
Units outstanding, end of
  period/year .................     12,019      11,507        12,924       17,036       205,553       140,499
                                   =======     =======       =======       ======       =======       =======
Net Assets (1) ................    $27,545     $23,745       $34,560
                                   =======     =======       =======
Expense Ratio (A) (1) .........      0.90%       0.90%         0.90%
                                   =======     =======       =======
Investment Income Ratio (B) (1)         --        1.5%          3.1%
                                   =======     =======       =======
Total Return (C) (1) ..........       11.1      -22.8%        -13.0%
                                   =======     =======       =======


                                          Investment Company Mid-Cap Equity Index Fund
                                 --------------------------------------------------------------
                                 Six Months
                                    Ended
                                   June 30,                 Years Ended December 31,
SELECTED PER UNIT AND                2003      ------------------------------------------------
SUPPLEMENTARY DATA:              (Unaudited)     2002          2001          2000         1999
-------------------              -----------   -------       -------       -------      -------
Unit value, beginning of            $ 1.05     $  1.25        $ 1.28       $ 1.11       $  1.00
                                    ======     =======        ======       ======       =======
  period/year .................
Unit value, end of
  period/year .................     $ 1.18     $  1.05        $ 1.25       $ 1.28       $  1.11
                                    ======     =======        ======       ======       =======
Units outstanding, beginning
  of period/year ..............         60           1         1,880
Units Issued (1) ..............         --       3,312            89
Units Redeemed (1) ............         --      (3,253)       (1,968)
                                    ------     -------        ------
Units outstanding, end of
  period/year .................         60          60             1        1,880         9,513
                                    ======     =======        ======       ======       =======
Net Assets (1) ................     $   71     $    63        $    1
                                    ======     =======        ======
Expense Ratio (A) (1) .........      0.90%       0.90%         0.90%
                                    ======     =======        ======
Investment Income Ratio (B) (1)         --        3.8%          0.2%
                                    ======     =======        ======
Total Return (C) (1) ..........      11.8%      -16.0%         -2.0%
                                    ======     =======        ======

----------
*     Commenced operation May 3, 1999.
(1)   Data is presented for fiscal years beginning after December 15, 2000.
(A) This ratio represents the annualized policy expenses of the Separate Account, consisting primarily of administrative, mortality and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the cost of insurance and a $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                        FINANCIAL HIGHLIGHTS (Continued)

                                                        Investment Company Bond Fund
                                 -----------------------------------------------------------------------------
                                 Six Months
                                    Ended
                                   June 30,                     Years Ended December 31,
SELECTED PER UNIT AND                2003      ---------------------------------------------------------------
SUPPLEMENTARY DATA:              (Unaudited)     2002          2001          2000         1999         1998
-------------------              -----------   -------       -------       -------      -------       -------
Unit value, beginning of
  period/year .................    $  3.78      $ 3.57        $ 3.31       $ 3.07        $ 3.17        $ 3.00
                                   =======      ======        ======       ======        ======        ======
Unit value, end of
  period/year .................    $  4.00      $ 3.78        $ 3.57       $ 3.31        $ 3.07        $ 3.17
                                   =======      ======        ======       ======        ======        ======
Units outstanding, beginning
  of period/year (1) ..........        422         459           786
Units Issued (1) ..............         91         287           524
Units Redeemed (1) ............        (79)       (324)         (851)
                                   -------      ------        ------
Units outstanding, end of
  period/year .................        434         422           459          786        11,766        12,551
                                   =======      ======        ======       ======        ======        ======
Net Assets (1) ................    $ 1,736      $1,594        $1,637
                                   =======      ======        ======
Expense Ratio (A) (1) .........      0.90%       0.90%         0.90%
                                   =======      ======        ======
Investment Income Ratio (B) (1)         --        8.5%          7.4%
                                   =======      ======        ======
Total Return (C) (1) ..........       6.0%        5.8%          7.8%
                                   =======      ======        ======


                                                  Investment Company Short-Term Bond Fund
                                 -----------------------------------------------------------------------------
                                 Six Months
                                    Ended
                                   June 30,                     Years Ended December 31,
SELECTED PER UNIT AND                2003      ---------------------------------------------------------------
SUPPLEMENTARY DATA:              (Unaudited)     2002          2001          2000         1999         1998
-------------------              -----------   -------       -------       -------      -------       -------
Unit value, beginning of
  period/year .................    $  1.52     $  1.46        $ 1.37       $ 1.28        $ 1.24        $ 1.19
                                   =======     =======        ======       ======        ======        ======
Unit value, end of
  period/year .................    $  1.52     $  1.52        $ 1.46       $ 1.37        $ 1.28        $ 1.24
                                   =======     =======        ======       ======        ======        ======
Units outstanding, beginning
  of period/year (1) ..........        122         100            74
Units Issued (1) ..............         18          36            49
Units Redeemed (1) ............        (10)        (14)          (23)
                                   -------      ------        ------
Units outstanding, end of
  period/year .................        130         122           100           74         2,603         2,422
                                   =======     =======        ======       ======        ======        ======
Net Assets (1) ................    $   197     $   185        $  146
                                   =======     =======        ======
Expense Ratio (A) (1) .........      0.90%       0.90%         0.90%
                                   =======     =======        ======
Investment Income Ratio (B) (1)         --        2.7%          5.7%
                                   =======     =======        ======
Total Return (C) (1) ..........       0.1%        4.1%          6.5%
                                   =======     =======        ======


                                                    Investment Company Mid-Term Bond Fund
                                 -----------------------------------------------------------------------------
                                 Six Months
                                    Ended
                                   June 30,                     Years Ended December 31,
SELECTED PER UNIT AND                2003      ---------------------------------------------------------------
SUPPLEMENTARY DATA:              (Unaudited)     2002          2001          2000         1999         1998
-------------------              -----------   -------       -------       -------      -------       -------
Unit value, beginning of
  period/year .................    $  1.64      $ 1.51        $ 1.38       $ 1.32        $ 1.32        $ 1.26
                                   =======      ======        ======       ======        ======        ======
Unit value, end of
  period/year .................    $  1.68      $ 1.64        $ 1.51       $ 1.38        $ 1.32        $ 1.32
                                   =======      ======        ======       ======        ======        ======
Units outstanding, beginning
  of period/year (1) ..........         53          57            53
Units Issued (1) ..............         97         211           251
Units Redeemed (1) ............       (104)       (215)         (247)
                                   -------      ------        ------
Units outstanding, end of
  period/year .................         46          53            57           53         2,919         2,404
                                   =======      ======        ======       ======        ======        ======
Net Assets (1) ................    $    77      $   86        $   86
                                   =======      ======        ======
Expense Ratio (A) (1) .........      0.90%       0.90%         0.90%
                                   =======      ======        ======
Investment Income Ratio (B) (1)         --        2.4%          3.7%
                                   =======      ======        ======
Total Return (C) (1) ..........       2.9%        8.7%          9.5%
                                   =======      ======        ======


                                                       Investment Company Composite Fund
                                 -----------------------------------------------------------------------------
                                 Six Months
                                    Ended
                                   June 30,                     Years Ended December 31,
SELECTED PER UNIT AND                2003      ---------------------------------------------------------------
SUPPLEMENTARY DATA:              (Unaudited)     2002          2001          2000         1999         1998
-------------------              -----------   -------       -------       -------      -------       -------
Unit value, beginning of
  period/year .................    $  4.46     $  4.87       $  5.52       $ 5.61        $ 4.93       $  4.36
                                   =======     =======       =======       ======        ======       =======
Unit value, end of
  period/year .................    $  4.72     $  4.46       $  4.87       $ 5.52        $ 5.61       $  4.93
                                   =======     =======       =======       ======        ======       =======
Units outstanding, beginning
  of period/year (1) ..........      3,428       4,027         5,080
Units Issued (1) ..............        335       2,235         2,032
Units Redeemed (1) ............       (525)     (2,834)       (3,085)
                                   -------      ------        ------
Units outstanding, end of
  period/year .................      3,238       3,428         4,027        5,080        82,918       101,886
                                   =======     =======       =======       ======        ======       =======
Net Assets (1) ................    $15,283     $15,303       $19,611
                                   =======     =======       =======
Expense Ratio (A) (1) .........      0.90%       0.90%         0.90%
                                   =======     =======       =======
Investment Income Ratio (B) (1)         --        3.2%          3.4%
                                   =======     =======       =======
Total Return (C) (1) ..........       5.7%       -8.3%        -11.8%
                                   =======     =======       =======

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.
(A) This ratio represents the annualized policy expenses of the Separate Account, consisting primarily of administrative, mortality and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the cost of insurance and a $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                        FINANCIAL HIGHLIGHTS (Continued)

                                                  Investment Company Aggressive Equity Fund
                                 -----------------------------------------------------------------------------
                                 Six Months
                                    Ended
                                   June 30,                     Years Ended December 31,
SELECTED PER UNIT AND                2003      ---------------------------------------------------------------
SUPPLEMENTARY DATA:              (Unaudited)     2002          2001          2000         1999         1998
-------------------              -----------   -------       -------       -------      -------       -------
Unit value, beginning of
  period/year .................    $  1.95     $  2.47       $  2.79      $  2.85       $  2.02       $  2.15
                                   =======     =======       =======      =======       =======       =======
Unit value, end of
  period/year .................    $  2.15     $  1.95       $  2.47      $  2.79       $  2.85       $  2.02
                                   =======     =======       =======      =======       =======       =======
Units outstanding, beginning
  of period/year (1) ..........     11,332      13,741        19,792
Units Issued (1) ..............      1,167       5,961         4,525
Units Redeemed (1) ............     (1,382)     (8,370)      (10,576)
                                   -------     -------       -------
Units outstanding, end of
  period/year .................     11,117      11,332        13,741       19,792       174,367       147,405
                                   =======     =======       =======      =======       =======       =======
Net Assets (1) ................    $23,865     $22,084       $33,972
                                   =======     =======       =======
Expense Ratio (A) (1) .........      0.90%       0.90%         0.90%
                                   =======     =======       =======
Investment Income Ratio (B) (1)         --          --          0.4%
                                   =======     =======       =======
Total Return (C) (1) ..........      10.2%      -21.2%        -11.4%
                                   =======     =======       =======


                                                               Scudder Bond Fund
                                 -----------------------------------------------------------------------------
                                 Six Months
                                    Ended
                                   June 30,                     Years Ended December 31,
SELECTED PER UNIT AND                2003      ---------------------------------------------------------------
SUPPLEMENTARY DATA:              (Unaudited)     2002          2001          2000         1999         1998
-------------------              -----------   -------       -------       -------      -------       -------
Unit value, beginning of
  period/year .................    $ 15.58     $ 14.60        $13.94       $12.73        $13.02        $12.37
                                   =======     =======        ======       ======        ======        ======
Unit value, end of
  period/year .................    $ 16.20     $ 15.58        $14.60       $13.94        $12.73        $13.02
                                   =======     =======        ======       ======        ======        ======
Units outstanding, beginning
  of period/year (1) ..........         73          66            60
Units Issued (1) ..............          2          18            21
Units Redeemed (1) ............         (3)        (11)          (15)
                                   -------     -------        ------
Units outstanding, end of
  period/year .................         72          73            66           60           623           534
                                   =======     =======        ======       ======        ======        ======
Net Assets (1) ................    $ 1,164     $ 1,136        $  964
                                   =======     =======        ======
Expense Ratio (A) (1) .........      0.90%       0.90%         0.90%
                                   =======     =======        ======
Investment Income Ratio (B) (1)         --        5.9%          3.9%
                                   =======     =======        ======
Total Return (C) (1) ..........       4.0%        6.7%          4.8%
                                   =======     =======        ======


                                                          Scudder Capital Growth Fund
                                 -----------------------------------------------------------------------------
                                 Six Months
                                    Ended
                                   June 30,                     Years Ended December 31,
SELECTED PER UNIT AND                2003      ---------------------------------------------------------------
SUPPLEMENTARY DATA:              (Unaudited)     2002          2001          2000         1999         1998
-------------------              -----------   -------       -------       -------      -------       -------
Unit value, beginning of
  period/year .................    $ 24.10     $ 34.34       $ 42.97       $48.17        $36.07        $29.64
                                   =======     =======       =======       ======        ======        ======
Unit value, end of
  period/year .................    $ 26.87     $ 24.10       $ 34.34       $42.97        $48.17        $36.07
                                   =======     =======       =======       ======        ======        ======
Units outstanding, beginning
  of period/year (1) ..........      1,462       1,413         1,534
Units Issued (1) ..............        127         256           502
Units Redeemed (1) ............        (87)       (207)         (623)
                                   -------     -------       -------
Units outstanding, end of
  period/year .................      1,502       1,462         1,413        1,534        20,809        17,547
                                   =======     =======       =======       ======        ======        ======
Net Assets (1) ................    $40,374     $35,234       $48,508
                                   =======     =======       =======
Expense Ratio (A) (1) .........      0.90%       0.90%         0.90%
                                   =======     =======       =======
Investment Income Ratio (B) (1)         --        0.3%         13.1%
                                   =======     =======       =======
Total Return (C) (1) ..........      11.5%      -29.8%        -20.1%
                                   =======     =======       =======


                                                          Scudder International Fund
                                 -----------------------------------------------------------------------------
                                 Six Months
                                    Ended
                                   June 30,                     Years Ended December 31,
SELECTED PER UNIT AND                2003      ---------------------------------------------------------------
SUPPLEMENTARY DATA:              (Unaudited)     2002          2001          2000         1999         1998
-------------------              -----------   -------       -------       -------      -------       -------
Unit value, beginning of
  period/year .................    $ 11.10     $ 13.72        $20.02       $25.83        $16.93        $14.46
                                   =======     =======        ======       ======        ======        ======
Unit value, end of
  period/year .................    $ 11.67     $ 11.10        $13.72       $20.02        $25.83        $16.93
                                   =======     =======        ======       ======        ======        ======
Units outstanding, beginning
  of period/year (1) ..........        494         482           723
Units Issued (1) ..............         65         183           369
Units Redeemed (1) ............        (59)       (171)         (610)
                                   -------     -------       -------
Units outstanding, end of
  period/year .................        500         494           482          723        11,828         9,321
                                   =======     =======        ======       ======        ======        ======
Net Assets (1) ................    $ 5,833     $ 5,480        $6,616
                                   =======     =======        ======
Expense Ratio (A) (1) .........      0.90%       0.90%         0.90%
                                   =======     =======        ======
Investment Income Ratio (B) (1)         --        0.9%         18.0%
                                   =======     =======        ======
Total Return (C) (1) ..........       5.2%      -19.1%        -31.5%
                                   =======     =======        ======

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.
(A) This ratio represents the annualized policy expenses of the Separate Account, consisting primarily of administrative, mortality and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the cost of insurance and a ($2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                        FINANCIAL HIGHLIGHTS (Continued)

                                                  American Century VP Capital Appreciation Fund
                                 -----------------------------------------------------------------------------
                                 Six Months
                                    Ended
                                   June 30,                     Years Ended December 31,
SELECTED PER UNIT AND                2003      ---------------------------------------------------------------
SUPPLEMENTARY DATA:              (Unaudited)     2002          2001          2000         1999         1998
-------------------              -----------   -------       -------       -------      -------       -------
Unit value, beginning of
  period/year .................    $ 10.52     $ 13.44       $ 18.82       $17.40        $10.69        $11.04
                                   =======     =======       =======       ======        ======        ======
Unit value, end of
  period/year .................    $ 11.16     $ 10.52       $ 13.44       $18.82        $17.40        $10.69
                                   =======     =======       =======       ======        ======        ======
Units outstanding, beginning of
  period/year (1) .............      1,380       1,062         1,337
Units Issued (1) ..............        214         333           640
Units Redeemed (1) ............        (68)        (15)         (915)
                                   -------     -------       -------
Units outstanding, end of
  period/year .................      1,526       1,380         1,062        1,337         9,062         8,874
                                   =======     =======       =======       ======        ======        ======
Net Assets (1) ................    $17,035     $14,520       $14,268
                                   =======     =======       =======
Expense Ratio (A) (1) .........      0.65%       0.65%         0.70%
                                   =======     =======       =======
Investment Income Ratio (B) (1)         --          --         31.6%
                                   =======     =======       =======
Total Return (C) (1) ..........       6.1%      -21.7%        -28.6%
                                   =======     =======       =======


                                                          Calvert Social Balanced Fund
                                 -----------------------------------------------------------------------------
                                 Six Months
                                    Ended
                                   June 30,                     Years Ended December 31,
SELECTED PER UNIT AND                2003      ---------------------------------------------------------------
SUPPLEMENTARY DATA:              (Unaudited)     2002          2001          2000         1999         1998
-------------------              -----------   -------       -------       -------      -------       -------
Unit value, beginning of
  period/year .................    $  2.59     $  2.98        $ 3.23       $ 3.37        $ 3.04        $ 2.65
                                   =======     =======        ======       ======        ======        ======
Unit value, end of
  period/year .................    $  2.82     $  2.59        $ 2.98       $ 3.23        $ 3.37        $ 3.04
                                   =======     =======        ======       ======        ======        ======
Units outstanding, beginning of
  period/year (1) .............      3,560       3,228         4,634
Units Issued (1) ..............        448         729         1,403
Units Redeemed (1) ............       (334)       (397)       (2,809)
                                   -------     -------        ------
Units outstanding, end of
  period/year .................      3,674       3,560         3,228        4,634        20,588        15,253
                                   =======     =======        ======       ======        ======        ======
Net Assets (1) ................    $10,345     $ 9,236        $9,620
                                   =======     =======        ======
Expense Ratio (A) (1) .........      0.90%       0.90%         0.90%
                                   =======     =======        ======
Investment Income Ratio (B) (1)         --        2.9%          4.7%
                                   =======     =======        ======
Total Return (C) (1) ..........       8.5%      -12.9%         -7.8%
                                   =======     =======        ======


                                                       Fidelity VIP Equity-Income Fund
                                 -----------------------------------------------------------------------------
                                 Six Months
                                    Ended
                                   June 30,                     Years Ended December 31,
SELECTED PER UNIT AND                2003      ---------------------------------------------------------------
SUPPLEMENTARY DATA:              (Unaudited)     2002          2001          2000         1999         1998
-------------------              -----------   -------       -------       -------      -------       -------
Unit value, beginning of
  period/year .................    $ 26.89     $ 32.63       $ 34.61       $32.21        $30.65        $27.77
                                   =======     =======       =======       ======        ======        ======
Unit value, end of
  period/year .................    $ 29.65     $ 26.89       $ 32.63       $34.61        $32.21        $30.65
                                   =======     =======       =======       ======        ======        ======
Units outstanding, beginning of
  period/year (1) .............        776         916         1,396
Units Issued (1) ..............         52         129           292
Units Redeemed (1) ............       (109)       (269)         (772)
                                   -------     -------       -------
Units outstanding, end of
  period/year .................        719         776           916        1,396         7,417         7,236
                                   =======     =======       =======       ======        ======        ======
Net Assets (1) ................    $21,307     $20,870       $29,894
                                   =======     =======       =======
Expense Ratio (A) (1) .........      0.80%       0.80%         0.80%
                                   =======     =======       =======
Investment Income Ratio (B) (1)       2.0%        4.4%          7.7%
                                   =======     =======       =======
Total Return (C) (1) ..........      10.3%      -17.6%         -5.7%
                                   =======     =======       =======


                                                          Fidelity VIP II Contra Fund
                                 -----------------------------------------------------------------------------
                                 Six Months
                                    Ended
                                   June 30,                     Years Ended December 31,
SELECTED PER UNIT AND                2003      ---------------------------------------------------------------
SUPPLEMENTARY DATA:              (Unaudited)     2002          2001          2000         1999         1998
-------------------              -----------   -------       -------       -------      -------       -------
Unit value, beginning of
  period/year .................    $ 23.27     $ 25.88       $ 29.73       $32.13        $26.16        $20.36
                                   =======     =======       =======       ======        ======        ======
Unit value, end of
  period/year .................    $ 25.40     $ 23.27       $ 25.88       $29.73        $32.13        $26.16
                                   =======     =======       =======       ======        ======        ======
Units outstanding, beginning of
  period/year (1) .............        627         720         1,762
Units Issued (1) ..............        157         418           647
Units Redeemed (1) ............       (157)       (511)       (1,689)
                                   -------     -------       -------
Units outstanding, end of
  period/year .................        627         627           720        1,762        18,296        14,471
                                   =======     =======       =======       ======        ======        ======
Net Assets (1) ................    $15,918     $14,594       $18,625
                                   =======     =======       =======
Expense Ratio (A) (1) .........      0.80%       0.80%         0.80%
                                   =======     =======       =======
Investment Income Ratio (B) (1)       0.5%        0.9%          5.4%
                                   =======     =======       =======
Total Return (C) (1) ..........       9.1%      -10.1%        -12.9%
                                   =======     =======       =======

----------
(1)  Data is presented for fiscal years beginning after December 15, 2000.
(A) This ratio represents the annualized policy expenses of the Separate Account, consisting primarily of administrative, mortality and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the cost of insurance and a ($2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                        FINANCIAL HIGHLIGHTS (Concluded)

                                                        Fidelity VIP II Asset Manager Fund
                                 -----------------------------------------------------------------------------
                                 Six Months
                                    Ended
                                   June 30,                     Years Ended December 31,
SELECTED PER UNIT AND                2003      ---------------------------------------------------------------
SUPPLEMENTARY DATA:              (Unaudited)     2002          2001          2000         1999         1998
-------------------              -----------   -------       -------       -------      -------       -------
Unit value, beginning of
  period/year .................    $ 21.65     $ 23.91       $ 25.14       $26.40        $24.04        $21.14
                                   =======     =======       =======       ======        ======        ======
Unit value, end of
  period/year .................    $ 23.75     $ 21.65       $ 23.91       $25.14        $26.40        $24.04
                                   =======     =======       =======       ======        ======        ======
Units outstanding, beginning of
  period/year (1) .............        610         645         4,742
Units Issued (1) ..............        120         147           225
Units Redeemed (1) ............       (127)       (182)       (4,322)
                                   -------     -------       -------
Units outstanding, end of
  period/year .................        603         610           645        4,742         7,732         6,297
                                   =======     =======       =======       ======        ======        ======
Net Assets (1) ................    $14,313     $13,206       $15,424
                                   =======     =======       =======
Expense Ratio (A) (1) .........      0.80%       0.80%         0.80%
                                   =======     =======       =======
Investment Income Ratio (B) (1)       3.7%        3.8%         12.2%
                                   =======     =======       =======
Total Return (C) (1) ..........       9.7%       -9.5%         -4.9%
                                   =======     =======       =======

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.
(A) This ratio represents the annualized policy expenses of the Separate Account, consisting primarily of administrative, mortality and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the cost of insurance and a ($2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

      Separate Account No. 3 of The American Life Insurance Company of New York ("the Company") was established in conformity with New York Insurance Law and commenced operations on December 21, 1994 as a unit investment trust. On that date, the following American Life Funds became available as investment alternatives: Money Market Fund, All America Fund, Equity Index Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund, Composite Fund, Aggressive Equity Fund, Scudder Bond Fund, Scudder Capital Growth Fund, Scudder International Fund, American Century VP Capital Appreciation Fund and Calvert Social Balanced Fund. The American Life Funds invest in a corresponding fund of Mutual of America Investment Corporation ("Investment Company"), portfolios of Scudder Variable Series I ("Scudder"), fund of American Century Variable Portfolios Inc. ("American Century")and a corresponding fund of Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert").

      On May 1, 1995, Fidelity Investments Equity-Income, Contra fund and Asset Manager Funds became available to Separate Account No. 3 as investment alternatives. The Fidelity Equity-Income Fund, Contra fund and Asset Manager Funds invest in corresponding portfolios of Fidelity Variable Insurance Products Fund ("Fidelity VIP") (collectively, "Fidelity").

      On May 3, 1999 the Mid-Cap Equity Index Fund of the Investment Company became the 17th investment alternative available to Separate Account No. 3.

      Separate Account No. 3 was formed by the Company to support the operations of the Company's variable universal life insurance ("VUL") policies. The assets of Separate Account No. 3 are the property of the Company. The portion of Separate Account No. 3's assets applicable to the policies will not be charged with liabilities arising out of any other business the Company may conduct.

      During 2000, substantially all of American Life's original issue variable universal life business participating through American Life Separate Account No. 3 was transferred to a former affiliate, Mutual of America Life Insurance Company. Although a limited number of American Life's original issue variable universal life policies remain in force, the Company is no longer issuing new policies through American Life Separate Account No. 3.

      The preparation of financial statements may require management to make estimate sand assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

      The following is a summary of the significant accounting policies consistently followed by Separate Account No. 3, which are in conformity with accounting principles generally accepted in the Unites States:

      Investment Valuation -- Investments are made in shares of the Investment Company, Scudder, American Century, Calvert and Fidelity and are valued at the reported net asset values of the respective funds and portfolios. Such investments are referred to as "Underlying Funds" of Separate Account No. 3.

      Investment Income -- Dividend distributions made by the Underlying Funds, generally representing a distribution of their accumulated income and capital gains, are recognized as investment income on the ex-dividend dates of each Underlying Fund by each Fund of Separate Account No. 3 and are immediately fully reinvested in additional shares of the Underlying Funds at their respective ex-dividend net asset values. At such, the ultimate effect of the dividend paid to the Funds of Separate Account No. 3 has no impact on the respective unit values.

      Investment Transactions -- Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

      Federal Income Taxes -- Separate Account No. 3 will be treated as a part of the Company and will not be taxed separately as a "regulated investment company" under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code. No provision for income taxes is required in the accompanying financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
              NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

2. INVESTMENTS

      The number of shares owned by Separate Account No. 3 and the respective net asset values (rounded to the nearest cent) per share at June 30, 2003 are as follows:

                                                           Number of   Net Asset
                                                            Shares       Value
                                                           ---------   --------
      Investment Company Funds:
         Money Market Fund:............................       1,026     $ 1.19
         All America Fund..............................       7,422       1.79
         Equity Index Fund.............................      16,179       1.72
         Mid-Cap Equity Index Fund.....................          42       1.09
         Bond Fund.....................................       1,410       1.36
         Short-Term Bond Fund..........................         215       1.06
         Mid-Term Bond Fund............................          71       1.01
         Composite Fund................................      11,746       1.29
         Aggressive Equity Fund........................      19,290       1.37
      Scudder Portfolios:
         Bond Portfolio................................         151       7.00
         Capital Growth Portfolio -- Class "A"..........      3,105      12.88
         International Portfolio -- Class "A"...........        827       6.83
      American Century VP Capital Appreciation Fund....       2,615       6.29
      Calvert Social Balanced Portfolio................       5,901       1.64
      Fidelity Portfolios:
         Equity-Income -- "Initial" Class...............      1,104      19.69
         Contrafund -- "Initial" Class..................        767      19.73
         Asset Manager -- "Initial" Class...............      1,058      13.50

3. EXPENSES

      Administrative Fees and Expenses and Cost of Insurance -- In connection with its administrative functions, the Company deducts daily charges at an annual rate of .40% (except for American Century for which the rate charged is 15% (.20% prior to January 1, 2002) and each Fidelity fund, for which the rate is .30%) from the value of the net assets of each Fund. Monthly charges equaling the lesser of $2.00 or 1/12 of 1% of account value may also be deducted. The cost of insurance, to compensate the Company for life insurance coverage provided under the policies, is deducted monthly and reflected as net transfers in the accompanying financial statements.

      Mortality and Expense Risk Fees -- The Company assumes the risk that insureds may live for a shorter period of time than estimated for purposes of current or guaranteed cost of insurance rates; for this it deducts a mortality risk charge daily, at an annual rate of .35% from the value of the net assets of each Fund. An expense risk charge, deducted daily, at an annual rate of .15% from the value of the net assets of each Fund, compensates the Company for the risk that administrative expenses incurred will be greater than estimated.

THE AMERICAN LIFE
INSURANCE COMPANY
OF NEW YORK

P.O. BOX 4837
NEW YORK, NY 10185-0049